Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	UNITED HEALTH PRODUCTS, INC.
Entity Central Index Key	0001096938
Document Type	POS AM
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1517723
Entity Address Address Line 1	520 Fellowship Road
Entity Address Address Line 2	Suite #D-406
Entity Address City Or Town	Mt. Laurel
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08054
City Area Code	475
Local Phone Number	755-1005